Net interest income (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Net interest income
Balances at central banks and loans to banks - amortised cost	£ 1,722	£ 582
Loans to customers - amortised cost	7,130	4,483
Other financial assets	630	185
Interest receivable	9,482	5,250
Balances deposits	402	157
Customer deposits	1,695	179
Other financial liabilities	1,345	433
Subordinated liabilities	221	141
Internal funding of trading businesses	93	6
Interest payable	3,756	916
Net interest income	£ 5,726	£ 4,334